Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation

The accompanying financial statements of the Plan are prepared under the accrual method of accounting as required by accounting principles generally accepted in the United States of America ("GAAP").
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management and the Plan Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Options and Restrictions and Investment Valuation and Income Recognition
Investment Options and Restrictions

All of the funds contributed are held by the Plan in trust (see Note 5) and are invested by the Trustee in investment funds in accordance with each member's instructions. The investment funds available under the Plan are to be maintained by a bank, trust company, insurance company, mutual fund company, or investment company. From time to time, the Committee may designate additional investment funds, withdraw the designation of investment funds, or change designated investment funds.

Investment Valuation and Income Recognition
Investments are stated at fair value, which is determined based on the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) presented in the Statement of Changes in Net Assets Available for Benefits includes the Plan's gains and losses on investments bought and sold during the year, as well as unrealized appreciation (depreciation) for investments held at the end of the year.
Contributions	Contributions Contributions from Plan participants and employer matching contributions are recorded in the year in which the employee contributions are withheld from compensation.
Related Party and Party in Interest Transactions
Related Party and Party in Interest Transactions

Certain Plan investments are shares of registered investment companies and common/collective trusts managed by an affiliate of the Charles Schwab Trust Company. Charles Schwab Trust Company is the trustee of the Plan and, therefore, these transactions qualify as party-in-interest transactions. The expenses of administering the Plan are generally paid by the Company except for certain trustee and investment management fees, which are charged to the Plan.
Member Loans
Member Loans
Member loans are measured at their unpaid principal balance. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.